Net Debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in net debt
Net decrease in cash and cash equivalents, net of overdrafts		$ (393)	$ (236)	$ 1,430
Add back financing cash flows in respect of other components of net debt:
Principal element of lease payments		36	32	65
Repayment of £600m commercial paper	[1]		828
Repayment of long-term bonds		209		290
Total financing cash flows in respect of other components of net debt		245	860
(Increase)/decrease in net debt arising from cash flows		(148)	624
Other movements:
Lease liabilities		(48)	(7)
Increase in accrued interest		(1)	(1)
Disposals			3
Exchange and other adjustments		227	29
Total other movements		178	24
Decrease in net debt		30	648
Net debt at beginning of the year		(1,881)	(2,529)
Net debt at end of the year		$ (1,851)	$ (1,881)	$ (2,529)

[1]	Under the UK Government’s Covid Corporate Financing Facility (‘CCFF’).